Long-term Debt and Finance Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt and Finance Lease Obligations
Long-term debt and finance lease obligations consisted of the following as set forth on the dates below:

				December 31,
	Maturity Date	Effective Rate	Stated Rate	2019	2018
Term Loan	August 2022	4.51%	4.30%	$3,096,429	$3,128,852
OpCo Notes	August 2023	6.61%	6.38%	1,125,000	1,125,000
Initial HoldCo Notes	May 2022	8.92%	7.63%	550,000	550,000
Additional HoldCo Notes	May 2022	8.90%	7.75%	900,000	—
Other debt	April 2025	1.13%	1.13%	5,707	8,950
Finance lease obligations	Various	Various	Various	28,726	23,815
				5,705,862	4,836,617
Unamortized debt discount				(13,956)	(9,008)
Unamortized debt issuance costs				(47,978)	(31,925)
Current portion of long-term debt and finance lease obligations				(35,794)	(34,907)
Long-term debt and finance lease obligations, less current portion				$5,608,134	$4,760,777

Schedule of Redemption Prices
Jaguar II and PPD LLC can redeem the OpCo Notes, at their option, in whole at any time or in part from time to time, upon notice, at the following redemption prices (expressed as a percentage of principal amount), plus accrued and unpaid interest and additional interest, if any, to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date), if redeemed during the 12-month period commencing on August 1 of the years set forth below:

Period	Redemption Price
2019	103.188%
2020	101.594%
2021 and thereafter	100.000%

Scheduled Maturities of Long-term Debt and Finance Lease Obligations
As of December 31, 2019, the scheduled maturities of long-term debt and settlement of finance lease obligations for each of the next five years and thereafter were as follows:

Year	Amount
2020	$35,794
2021	36,014
2022	4,485,451
2023	1,128,587
2024	3,477
Thereafter	16,539
Total	$5,705,862